Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2023
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2035
Singapore and Indonesia Entity [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax losses carried forward for an indefinite period	$ 3,350
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed depreciation carried forward for an indefinite period	$ 27,622	$ 30,609